UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number:         811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Patrick W. Galley

325 North LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	03/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Opportunistic Investment Strategies

Semi-Annual Report

RiverNorth Core Opportunity Fund
RiverNorth/DoubleLine Strategic Income Fund

March 31, 2011 (Unaudited)

RIVERNORTH FUNDS

Investment Adviser:
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

RiverNorth Funds	Table of Contents

Semi-Annual Report | March 31, 2011 (Unaudited)	1

RiverNorth Core Opportunity Fund	Portfolio Asset Allocation
March 31, 2011 (Unaudited)

Investment Vehicle Allocation (percentages are based on net assets)

Asset Class Allocation (percentages are based on net assets)

Portfolio asset allocations are estimates made by the Adviser.

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RiverNorth Core Opportunity Fund	Portfolio Asset Allocation
March 31, 2011 (Unaudited)

Equity Capitalization Allocation (percentages are based on net assets)

Fixed Income Allocation (percentages are based on net assets)

Portfolio asset allocations are estimates made by the Adviser.

Semi-Annual Report | March 31, 2011 (Unaudited)	3

RiverNorth/DoubleLine Strategic Income Fund	Portfolio Asset Allocation
March 31, 2011 (Unaudited)

Average Credit Quality (percentages are based on net assets)

Portfolio Allocation (percentages are based on net assets)

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RiverNorth Funds	Disclosure of Fund Expenses
March 31, 2011 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Core Opportunity Fund or RiverNorth/DoubleLine Strategic Income Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2010 and held for the six months ended March 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appear in the shareholder reports of other funds.

	Beginning Account Value 10/01/2010	Ending Account Value 03/31/2011	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Actual	$1,000.00	$1,123.50	1.45%	$7.68
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	1.45%	$7.29
RiverNorth/DoubleLine Strategic Income Fund Class I Shares
Actual(c)	$1,000.00	$1,030.00	0.95%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	0.95%	$4.78
Class R Shares
Actual(c)	$1,000.00	$1,029.30	1.20%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	1.20%	$6.04

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365. Note this expense example is typically based on a six-month period.

(c)	Commenced operations on December 30, 2010.

Semi-Annual Report | March 31, 2011 (Unaudited)	5

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Shares/Description		Fair Value
CLOSED-END FUNDS - 54.19%
38,700	Adams Express Co.	$440,019
532,382	AllianceBernstein Income Fund, Inc.	4,094,018
623,511	BlackRock Credit Allocation Income Trust II, Inc.	6,129,113
243,789	BlackRock Credit Allocation Income Trust III, Inc.	2,567,098
832,903	BlackRock Credit Allocation Income Trust IV, Inc.	10,094,784
647,600	Boulder Growth & Income Fund, Inc.(a)	4,267,684
273,671	Boulder Total Return Fund, Inc.(a)	4,586,726
293,830	Calamos Strategic Total Return Fund	2,858,966
76,441	Central Europe and Russia Fund, Inc.	3,462,785
37,872	China Fund, Inc.	1,192,211
497,987	Clough Global Equity Fund	7,654,060
1,035,714	Clough Global Opportunities Fund	14,344,639
188,382	Cohen & Steers Infrastructure Fund, Inc.	3,324,942
33,625	DWS High Income Opportunities Fund, Inc.	492,606
478,180	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,130,268
92,749	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,194,607
101,700	Eaton Vance Tax-Managed Diversified Equity Income Fund	1,118,700
428,331	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	5,247,055
781,158	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	8,264,652
119,576	First Trust Senior Floating Rate Income Fund II	1,776,899
529,402	Gabelli Dividend & Income Trust	8,803,955
193,364	General American Investors Co., Inc.	5,479,936
58,855	Guggenheim Build America Bonds Managed Duration Trust	1,088,818
630,448	H&Q Life Sciences Investors Fund	7,577,985
4,196,945	Liberty All Star Equity Fund	22,075,931
847,025	LMP Capital and Income Fund, Inc.	11,265,433
123,321	LMP Corporate Loan Fund, Inc.	1,535,347
473,714	Macquarie Global Infrastructure Total Return Fund, Inc.	8,631,069
349,376	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	5,659,891
520,519	NFJ Dividend, Interest & Premium Strategy Fund	9,463,035
1,265,590	Nuveen Multi-Strategy Income and Growth Fund	10,744,859
1,578,891	Nuveen Multi-Strategy Income and Growth Fund 2	14,131,075
227,938	PIMCO Income Opportunity Fund	6,245,501
608,300	PIMCO Income Strategy Fund II	6,344,569
283,842	Royce Focus Trust, Inc.	2,372,919
1,732,421	Royce Value Trust, Inc.	26,661,959
326,477	SunAmerica Focused Alpha Growth Fund, Inc.	6,532,805
1,186,160	TCW Strategic Income Fund, Inc.	6,488,295
126,803	Templeton Emerging Markets Fund	2,970,994
796,310	Tri-Continental Corp.	11,642,052
181,191	Western Asset Global Corporate Defined Opportunity Fund, Inc.	3,313,983
263,992	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,257,661

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RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Shares/Description		Fair Value
1,416,430	Zweig Total Return Fund, Inc.	$4,915,012

TOTAL CLOSED-END FUNDS (Cost $212,877,740)		276,444,916

MUTUAL FUNDS - 4.55%
533,820	Calamos Convertible Fund - Class A	10,991,363
1,111,161	Eaton Vance Floating-Rate Advantaged Fund	12,233,878

TOTAL MUTUAL FUNDS (Cost $15,452,768)		23,225,241

EXCHANGE TRADED FUNDS - 22.63%
54,100	iShares Barclays Treasury Inflation Securities Bond Fund	5,905,556
100,000	iShares MSCI EAFE Index Fund	6,008,000
176,839	iShares MSCI Emerging Markets Index Fund	8,606,754
60,537	iShares Russell 1000 Growth Index Fund	3,660,672
437,153	iShares S&P 100 Index Fund	25,945,031
327,568	Powershares FTSE RAFI US 1000 Portfolio	19,375,647
165,455	ProShares UltraShort 20+ Year Treasury ETF(a)	6,194,635
60,723	ProShares UltraShort Russell2000 ETF(a)	2,536,400
118,563	Rydex Russell Top 50 ETF	11,089,103
111,000	SPDR Barclays Capital Convertible Securities ETF	4,678,650
76,000	SPDR S&P 500 ETF	10,076,840
237,860	Vanguard MSCI EAFE ETF	8,874,557
51,000	Vanguard MSCI Emerging Markets ETF	2,496,450

TOTAL EXCHANGE TRADED FUNDS (Cost $102,326,158)		115,448,295

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.82%
12,100	Affiliated Managers Group, Inc.(a)	1,323,377
150,100	Artio Global Investors, Inc.	2,425,616
11,736	Legg Mason, Inc.	423,552

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $3,439,773)		4,172,545

Semi-Annual Report | March 31, 2011 (Unaudited)	7

RiverNorth Core Opportunity Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Shares/Description		Fair Value
PREFERRED STOCKS - 0.32%
64,103	General American Investors Co., Inc., Series B, 5.950%	$1,621,806

TOTAL PREFERRED STOCKS (Cost $1,513,448)		1,621,806

REAL ESTATE INVESTMENT TRUSTS - 0.89%
276,746	Apollo Commercial Real Estate Finance, Inc.	4,524,797

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,508,998)		4,524,797

RIGHTS - 0.00%(b)
48,210	The GDL Fund, strike price $50.00, Expires 04/05/2011(a)	32,783

TOTAL RIGHTS (Cost $0)		32,783

SHORT - TERM INVESTMENTS - 16.44%
	Northern Institutional Diversified Asset Portfolio
83,853,292	(7 Day Yield 0.030%)(c)	83,853,292

TOTAL SHORT - TERM INVESTMENTS (Cost $83,853,292)		83,853,292

TOTAL INVESTMENTS - 99.84% (Cost $423,972,177)		509,323,675
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.16%		804,169

NET ASSETS - 100.00%		$510,127,844

(a)	Non-income producing security.
(b)	Less than 0.005% of net assets.
(c)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

See Notes to Financial Statements.

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RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Shares/Description		Fair Value
CLOSED-END FUNDS - 19.47%
362,600	AllianceBernstein Income Fund, Inc.	$2,788,394
167,952	BlackRock Credit Allocation Income Trust I, Inc.	1,536,761
197,746	BlackRock Credit Allocation Income Trust III, Inc.	2,082,265
38,667	DWS Global High Income Fund, Inc.	301,216
4,723	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	78,166
25,044	Federated Enhanced Treasury Income Fund	383,173
8,885	First Trust Senior Floating Rate Income Fund II	132,031
75,899	First Trust Strategic High Income Fund	267,924
1,658	Franklin Templeton Limited Duration Income Trust	21,786
27,452	Guggenheim Build America Bonds Managed Duration Trust	507,862
46,439	Highland Credit Strategies Fund	348,757
5,400	ING Prime Rate Trust	32,508
33,355	Invesco Van Kampen Senior Income Trust	171,111
94,320	Montgomery Street Income Securities, Inc.	1,474,222
31,020	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	502,524
11,384	Western Asset Global Corporate Defined Opportunity Fund, Inc.	208,213
13,814	Western Asset High Yield Defined Opportunity Fund, Inc.	262,328
16,031	Western Asset Investment Grade Defined Opportunity Trust, Inc.	318,215

TOTAL CLOSED-END FUNDS (Cost $11,372,879)		11,417,456

PREFERRED STOCKS - 2.75%
3,909	General American Investors Co. Inc., Series B, 5.950%	98,898
150,000	Tortoise Energy Capital Corp., 5.000%	1,513,500

TOTAL PREFERRED STOCKS (Cost $1,597,740)		1,612,398

Principal Amount/Description		Rate	Maturity	Fair Value
CORPORATE BONDS - 11.52%
Argentina - 0.46%
$100,000	Fideic Chubut Regal	7.75%	07/01/2020	101,750
100,000	Pan American Energy LLC(a)	7.88%	05/07/2021	108,130
50,000	YPF SA	10.00%	11/02/2028	58,625

				268,505

Australia - 0.17%
100,000	Australia & New Zealand Banking Group Ltd.(b)	4.88%	01/12/2021	101,000

				101,000

Semi-Annual Report | March 31, 2011 (Unaudited)	9

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
British Virgin Islands - 0.13%
$100,000	C10 Capital SPV Ltd.(c)	6.72%	12/31/2049	$78,500

				78,500

Canada - 0.21%
100,000	Hydro Quebec	7.50%	04/01/2016	122,133

				122,133

Cayman Islands - 0.81%
100,000	BBVA Banco Continental SA via Continental Trustees Cayman Ltd.(a)(c)	7.38%	10/07/2020	101,000
100,000	Minerva Overseas II Ltd.(a)	10.88%	11/15/2019	110,750
150,000	Odebrecht Finance Ltd.(a)	7.50%	09/29/2049	152,625
100,000	Transocean, Inc.	6.00%	03/15/2018	108,023

				472,398

El Salvador - 0.18%
100,000	Telemovil Finance Co. Ltd.(a)	8.00%	10/01/2017	104,250

				104,250

Germany - 0.17%
100,000	Deutsche Bank AG(b)	3.25%	01/11/2016	100,370

				100,370

Great Britain - 0.35%
100,000	Cosan Overseas Ltd.	8.25%	12/31/2049	102,500
100,000	HSBC Holdings PLC	5.10%	04/05/2021	100,552

				203,052

Ireland - 0.53%
200,000	Vimpelcom (VIP FIN)	7.75%	02/02/2021	211,000
100,000	Vnesheconombank Via VEB Finance Ltd.(a)	6.80%	11/22/2025	101,900

				312,900

Kenya - 0.18%
100,000	EGE Haina Finance Co.(a)	9.50%	04/26/2017	105,750

				105,750

Luxembourg - 0.57%
100,000	ArcelorMittal	5.38%	06/01/2013	106,325
100,000	Tyco International Finance SA	8.50%	01/15/2019	129,079
100,000	VTB Bank OJSC Via VTB Capital SA(a)	6.55%	10/13/2020	101,870

				337,274

Mexico - 0.73%
150,000	BBVA Bancomer SA(b)	6.50%	03/10/2021	148,803
100,000	Grupo KUO SAB De CV(a)	9.75%	10/17/2017	109,500
150,000	Mexichem SAB de CV(a)	8.75%	11/06/2019	172,875

				431,178

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RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
Netherlands - 0.40%
$100,000	Koninklijke KPN NV	8.38%	10/01/2030	$129,283
100,000	WPE International Cooperatief UA(a)	10.38%	09/30/2020	104,000

				233,283

Norway - 0.26%
140,000	Corp. Pesquera Inca SAC(a)	9.00%	02/10/2017	149,800

				149,800

Panama - 0.17%
100,000	AES El Salvador Trust(a)	6.75%	02/01/2016	99,000

				99,000

Peru - 0.24%
150,000	Banco Inter Peru(c)	5.75%	10/07/2020	140,250

				140,250

Singapore - 0.17%
100,000	STATS ChipPAC Ltd.(a)	5.38%	03/31/2016	100,482

				100,482

South Korea - 0.16%
100,000	POSCO(b)	4.25%	10/28/2020	94,024

				94,024

United States - 5.63%
75,000	Altria Group, Inc.	9.25%	08/06/2019	97,910
100,000	American Express Credit Corp.	2.75%	09/15/2015	98,132
100,000	Anheuser-Busch InBev Worldwide, Inc.	4.13%	01/15/2015	105,585
100,000	Bank of America Corp.	3.70%	09/01/2015	100,100
50,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	51,445
100,000	Boston Properties LP	4.13%	05/15/2021	95,149
100,000	Celgene Corp.	3.95%	10/15/2020	94,402
100,000	Comcast Corp.	5.85%	11/15/2015	111,341
100,000	Credit Suisse USA, Inc.	4.88%	01/15/2015	107,395
100,000	Daimler Finance North America LLC	6.50%	11/15/2013	111,664
100,000	Devon Energy Corp.	6.30%	01/15/2019	117,218
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.00%	03/01/2021	100,422
100,000	General Electric Capital Corp.	3.75%	11/14/2014	104,163
100,000	JPMorgan Chase & Co.	4.95%	03/25/2020	101,702
100,000	Kellogg Co.	7.45%	04/01/2031	124,947
50,000	Midamerican Energy Holdings Co.	6.50%	09/15/2037	55,435
100,000	Morgan Stanley	6.00%	04/28/2015	108,851
25,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	34,152
50,000	News America, Inc.	6.65%	11/15/2037	52,607
100,000	Novartis Capital Corp.	4.40%	04/24/2020	103,511

Semi-Annual Report | March 31, 2011 (Unaudited)	11

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
$50,000	ONEOK Partners LP	6.13%	02/01/2041	$50,104
50,000	Pemex Project Funding Master Trust	6.63%	06/15/2035	50,370
100,000	PNC Funding Corp.	4.38%	08/11/2020	99,588
100,000	Simon Property Group LP	5.65%	02/01/2020	107,725
50,000	SLM Corp.	6.25%	01/25/2016	52,179
100,000	Southwest Airlines Co.	5.75%	12/15/2016	108,158
75,000	The Coca-Cola Co.	3.15%	11/15/2020	69,810
100,000	The Goldman Sachs Group, Inc.	6.00%	06/15/2020	105,750
100,000	The Kroger Co.	5.50%	02/01/2013	106,987
50,000	The Procter & Gamble Co.	5.55%	03/05/2037	53,627
100,000	Time Warner Cable, Inc.	5.00%	02/01/2020	101,167
100,000	United Parcel Service, Inc.	3.13%	01/15/2021	92,697
100,000	Valero Energy Corp.	6.13%	02/01/2020	108,194
100,000	Wachovia Corp.	5.50%	05/01/2013	107,757
100,000	Waste Management, Inc.	6.13%	11/30/2039	104,147
100,000	WellPoint, Inc.	5.25%	01/15/2016	109,824

				3,304,215

TOTAL CORPORATE BONDS
(Cost $6,753,721)				6,758,364

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.55%
	American Home Mortgage Investment Trust
339,737	Series 2007-A(b)(d)	6.10%	01/25/2037	232,718
	Banc of America Alternative Loan Trust
204,621	Series 2005-6	6.00%	07/25/2035	179,543
	BCAP LLC Trust
477,282	Series 2007-AA2(c)	7.50%	04/25/2037	384,390
309,670	Series 2007-AA2	6.00%	04/25/2037	226,193
500,000	Series 2010-RR6(b)(c)	9.96%	11/26/2014	500,000
	Bear Stearns Commercial Mortgage Securities
50,000	Series 2005-PW10(c)	5.45%	12/15/2015	51,492
	Citigroup Commercial Mortgage Trust
25,200	Series 2006-C4(c)	5.73%	03/15/2049	25,177
	Citigroup/Deutsche Bank Commercial Mortgage Trust
35,000	Series 2006-CD3	5.65%	10/15/2048	35,190
	Citimortgage Alternative Loan Trust
359,711	Series 2007-A1	6.00%	01/25/2037	274,217
456,277	Series 2007-A1(c)	5.15%	01/25/2037	60,839
359,302	Series 2007-A3(c)	6.00%	03/25/2037	268,487
786,024	Series 2007-A3(c)	5.15%	03/25/2037	95,727
	Commercial Mortgage Asset Trust
250,000	Series 1999-C1(c)	7.23%	01/17/2032	273,962

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RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
	Commercial Mortgage Pass Through Certificates
$25,000	Series 2006-C7(c)	5.79%	06/10/2046	$25,983
	Countrywide Alternative Loan Trust
441,527	Series 2005-54CB	5.50%	11/25/2035	363,994
451,588	Series 2006-32CB	5.50%	11/25/2036	356,235
	Countrywide Home Loan Mortgage Pass Through Trust
300,000	Series 2005-J4	5.50%	11/25/2035	253,952
	Credit Suisse First Boston Mortgage Securities Corp.
243,570	Series 2005-10	5.50%	11/25/2035	208,367
237,039	Series 2005-8	5.50%	08/25/2025	220,273
	Credit Suisse Mortgage Capital Certificates
220,163	Series 2006-9	6.00%	11/25/2036	200,288
50,000	Series 2006-C3(c)	5.83%	06/15/2016	52,351
218,317	Series 2007-4	6.00%	06/25/2037	193,541
	CSAB Mortgage Backed Trust
277,770	Series 2007-1(c)	5.90%	05/25/2037	169,661
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust
927,537	Series 2005-6(c)	4.83%	12/25/2035	112,232
458,397	Series 2005-6(c)	1.65%	12/25/2035	313,073
	Deutsche Mortgage Securities, Inc.
344,677	Series 2006-PR1(b)(c)	11.77%	04/15/2036	359,218
	First Horizon Alternative Mortgage Securities
251,433	Series 2005-FA6	5.50%	09/25/2035	228,171
322,006	Series 2006-FA7	6.25%	12/25/2036	243,909
536,693	Series 2007-FA2	6.00%	04/25/2037	402,474
115,000	GMAAC 2004-C3 A4	4.55%	12/10/2041	116,478
	Greenwich Capital Commercial Funding Corp.
10,000	Series 2004-FL2A(b)(c)	0.66%	11/05/2019	9,624
50,000	Series 2007-GG9	5.44%	01/10/2017	52,919
	GS Mortgage Securities Corp. II
20,000	Series 2007-GG10(c)	5.81%	05/10/2017	21,236
	GSAA Trust
309,682	Series 2006-6(c)	4.55%	03/25/2036	190,603
	JPMorgan Alternative Loan Trust
181,775	Series 2005-S1	6.00%	12/25/2035	154,143
	JPMorgan Chase Commercial Mortgage Securities Corp.
970,088	Series 2006-LDP8(c)	0.56%	05/15/2045	21,891
50,000	Series 2007-CB19(c)	5.74%	04/12/2017	53,545
	JPMorgan Mortgage Acquisition Corp.
500,000	Series 2006-CH2(d)	5.46%	10/25/2036	307,405
	LB-UBS Commercial Mortgage Trust
650,000	Series 2001-C2(b)	7.29%	09/15/2034	652,891
	MASTR Asset Securitization Trust
505,306	Series 2003-1	5.75%	02/25/2033	505,129

Semi-Annual Report | March 31, 2011 (Unaudited)	13

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
$591,467	Series 2003-2	5.75%	04/25/2033	$591,685
	Merrill Lynch/Countrywide Commercial Mortgage Trust
55,000	Series 2007-8(c)	5.90%	03/12/2017	57,794
	Morgan Stanley Mortgage Loan Trust
505,754	Series 2006-11	6.00%	08/25/2036	392,836
	N-Star Real Estate CDO Ltd.
425,685	Series 2004-2A(b)(c)	0.60%	06/28/2039	404,400
	Prime Mortgage Trust
199,712	Series 2006-DR1(b)	5.50%	05/25/2035	180,502
	Residential Accredit Loans, Inc.
343,781	Series 2006-QS7(c)	0.65%	06/25/2036	200,294
1,031,343	Series 2006-QS7(c)	5.35%	06/25/2036	133,252
422,260	Series 2006-QS8(c)	0.70%	08/25/2036	239,643
1,266,781	Series 2006-QS8(c)	5.30%	08/25/2036	158,083
271,147	Series 2007-QS6	6.25%	04/25/2037	184,086
38,203	Series 2007-QS6(c)	52.92%	04/25/2037	64,901
500,000	Series 2008-QR1	6.00%	08/25/2036	272,641
	Residential Asset Securitization Trust
292,941	Series 2006-A8	6.50%	08/25/2036	188,451
620,108	Series 2006-A8(c)	5.65%	08/25/2036	94,558
281,590	Series 2007-A6	6.00%	06/25/2037	215,838
	Structured Asset Securities Corp.
601,035	Series 2005-RF1(b)(c)	0.60%	03/25/2035	519,880
601,035	Series 2005-RF1(b)(c)	5.51%	03/25/2035	79,110
	Wachovia Bank Commercial Mortgage Trust
22,805,145	Series 2006-C27(b)(c)	0.11%	07/15/2045	181,643
1,987,772	Series 2006-C29(c)	0.38%	11/15/2048	33,565
	Washington Mutual Alternative Mortgage Pass-Through Certificates
200,000	Series 2005-9	5.50%	11/25/2035	155,618
	Wells Fargo Mortgage Backed Securities Trust
486,373	Series 2006-2	5.75%	03/25/2036	480,587

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $13,079,361)				13,226,888

FOREIGN GOVERNMENT AGENCY ISSUES - 0.15%
100,000	Development Bank of Kazakhstan JSC	6.00%	03/23/2026	90,500

TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
(Cost $90,777)				90,500

14	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth /DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.81%
$300,000	Federal Home Loan Mortgage Corp.	0.75%	11/23/2012	$298,885
950,000	Federal Home Loan Mortgage Corp.	0.75%	12/21/2012	948,856
	Federal Home Loan Mortgage Corp. REMICS
201,920	Series 2005-R003	5.50%	10/15/2035	215,928
530,632	Series 2007-3261(c)	6.18%	01/15/2037	78,690
789,265	Series 2009-3549(c)	5.55%	07/15/2039	90,257
339,709	Series 2010-3738(c)	11.30%	10/15/2040	293,103
284,163	Series 2010-3745(c)	9.49%	10/15/2040	248,772
246,020	Series 2010-3764(c)	9.39%	11/15/2040	213,526
750,000	Series 2010-3779	3.50%	12/15/2030	652,512
250,000	Series 2010-3779	4.00%	12/15/2030	241,816
499,785	Series 2010-3779	4.50%	12/15/2040	433,040
298,303	Series 2010-3780(c)	9.39%	12/15/2040	243,241
248,417	Series 2011-3786(c)	8.99%	01/15/2041	209,418
194,692	Series 2011-3796(c)	9.39%	01/15/2041	156,459
443,275	Series 2011-3798(c)	8.99%	11/15/2040	373,518
396,751	Series 2011-3805(c)	8.99%	02/15/2041	310,212
600,000	Series 2011-3808	3.50%	02/15/2031	537,559
249,878	Series 2011-3809(c)	8.98%	02/15/2041	208,071
500,000	Series 2011-3824	3.50%	03/15/2031	437,969
100,000	Federal National Mortgage Association	5.25%	08/01/2012	105,768
50,000	Federal National Mortgage Association	0.55%	11/01/2012	49,831
300,000	Federal National Mortgage Association	0.55%	12/27/2012	298,953
	Federal National Mortgage Association Pool
494,458	Series Pool #AH1140	4.50%	12/01/2040	500,730
498,508	Series Pool #AH4437	4.00%	01/01/2041	488,025
	Federal National Mortgage Association REMICS
1,881,650	Series 2006-101(c)	6.33%	10/25/2036	280,926
5,134,448	Series 2006-123(c)	6.07%	01/25/2037	763,200
478,791	Series 2007-30(c)	5.86%	04/25/2037	56,889
581,789	Series 2007-51(c)	5.85%	06/25/2037	73,703
1,074,998	Series 2007-53(c)	5.85%	06/25/2037	126,719
1,068,515	Series 2009-28(c)	5.75%	04/25/2037	131,822
3,089,883	Series 2009-68(c)	5.00%	09/25/2039	283,033
510,084	Series 2010-112	4.00%	10/25/2040	452,764
441,587	Series 2010-90(c)	5.75%	08/25/2040	58,733
500,000	Series 2011-16	3.50%	03/25/2031	440,849
250,000	Series 2011-18(c)	8.98%	03/25/2041	212,761
249,985	Series 2011-2(c)	9.08%	02/25/2041	191,312
400,000	Series 2011-23(c)	8.80%	02/25/2041	306,503
500,000	Series 2011-29	3.50%	04/25/2031	443,011
200,000	Series 2011-8(c)	9.10%	02/25/2041	195,243

Semi-Annual Report | March 31, 2011 (Unaudited)	15

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount/Description		Rate	Maturity	Fair Value
$194,433	FHR 3739 SM(c)	9.49%	11/15/2039	$166,735
	Government National Mortgage Association
423,086	Series 2004-83(c)	5.83%	10/20/2034	56,864
478,762	Series 2008-67(c)	5.75%	08/20/2038	47,284
309,168	Series 2009-10(c)	6.40%	02/16/2039	45,202
536,583	Series 2009-6(c)	5.70%	02/20/2038	57,820
300,000	Series 2011-12	Zero Coupon	12/20/2040	176,513

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,919,603)				12,203,025

U.S. GOVERNMENT BONDS AND NOTES - 7.20%
1,040,000	U.S. Treasury Bond	3.38%	11/15/2019	1,050,157
250,000	U.S. Treasury Bond	8.00%	11/15/2021	348,750
115,000	U.S. Treasury Bond	5.38%	02/15/2031	131,405
485,000	U.S. Treasury Bond	4.38%	11/15/2039	474,163
700,000	U.S. Treasury Note	0.63%	12/31/2012	699,098
1,510,000	U.S. Treasury Note	2.38%	03/31/2016	1,518,611

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $4,226,990)				4,222,184

Shares/Description		Fair Value
RIGHTS - 0.01%
6,528	The GDL Fund, strike price $50.00, Expires 04/05/2011(e)	4,439

TOTAL RIGHTS (Cost $0)		4,439

SHORT-TERM INVESTMENTS - 17.60%
10,321,754	Northern Institutional Diversified Asset Portfolio (7 Day Yield 0.030%)(c)	10,321,754

TOTAL SHORT-TERM INVESTMENTS (Cost $10,321,754)		10,321,754

16	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments
March 31, 2011 (Unaudited)

Shares/Description	Fair Value
TOTAL INVESTMENTS - 102.06%
(Cost $59,362,825)	59,857,008
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.06)%	(1,210,423)

NET ASSETS - 100.00%	$58,646,585

(a)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of March 31, 2011, the aggregate market value of those securities was $1,621,932, representing 2.77% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,564,183, which represents approximately 6.08% of net assets as of March 31, 2011.

(c)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.
(d)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2011.
(e)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011 (Unaudited)	17

RiverNorth Core Opportunity Fund
Statement of Assets and Liabilities	March 31, 2011 (Unaudited)

ASSETS:
Investment in securities:
At cost	$423,972,177

At fair value	$509,323,675

Receivable for fund shares sold	2,293,248
Dividends receivable	995,475
Receivable for fund investments sold	948,457
Interest receivable	2,120
Prepaid expenses and other assets	83,664

Total Assets	513,646,639

LIABILITIES:
Payable for fund investments purchased	2,798,662
Payable for fund shares redeemed	150,338
Payable to Adviser	404,940
Payable for Fund Accounting and Administration fees	21,594
Accrued 12b-1 fees	101,235
Payable to Transfer agency	15,268
Payable to Trustees and Officers	13,249
Other accrued expenses	13,509

Total Liabilities	3,518,795

Net Assets	$510,127,844

NET ASSETS CONSIST OF:
Paid-in capital	$408,921,930
Undistributed net investment income	3,239,521
Accumulated net realized gain on investments	12,614,895
Net unrealized appreciation on investments	85,351,498

Net Assets	$510,127,844

PRICING OF SHARES:
Net Assets	$510,127,844
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	40,082,765

Net Asset Value Per Share and Offering and Redemption Price Per Share	$12.73

Minimum Redemption Price Per Share(a)	$12.47

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2011 (Unaudited)

ASSETS:
Investment in securities:
At cost	$59,362,825

At fair value	$59,857,008

Cash	12,676
Receivable for fund shares sold	769,612
Receivable for fund investments sold	569,226
Interest receivable	276,203
Dividends receivable	21,916
Prepaid expenses and other assets	7,228

Total Assets	61,513,869

LIABILITIES:
Payable for fund investments purchased	2,777,030
Payable for fund shares redeemed	32,254
Payable for distributions	5,334
Payable to Adviser	29,885
Payable for Fund Accounting and Administration fees	3,687
Accrued 12b-1 fees - Class R Shares	2,792
Payable to Transfer agency	2,937
Payable to Trustees and Officers	1,780
Other accrued expenses	11,585

Total Liabilities	2,867,284

Net Assets	$58,646,585

NET ASSETS CONSIST OF:
Paid-in capital	$58,031,498
Overdistributed net investment income	(13,056)
Accumulated net realized gain on investments	133,960

Net unrealized appreciation on investments	494,183

Net Assets	$58,646,585

PRICING OF SHARES:
Class I Shares
Net Assets	$43,164,869
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	4,210,544

Net Asset Value Per Share and Offering and Redemption Price Per Share	$10.25

Minimum Redemption Price Per Share(a)	$10.05

Semi-Annual Report | March 31, 2011 (Unaudited)	19

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities (continued)	March 31, 2011 (Unaudited)

Class R Shares
Net Assets	$15,481,716
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	1,509,724

Net Asset Value Per Share and Offering and Redemption Price Per Share	$10.25

Minimum Redemption Price Per Share(a)	$10.05

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Core Opportunity Fund
Statement of Operations	For the Six Months Ended March 31, 2011 (Unaudited)

INVESTMENT INCOME:
Dividend income	$10,171,101
Interest income	9,196

Total Investment Income	10,180,297

EXPENSES:
Investment Adviser fee	2,089,778
12b-1 fees	522,445
Administration expenses	131,490
Compliance expenses	62,864
Transfer agent expenses	44,078
Registration expenses	27,936
Legal expenses	25,458
Custodian expenses	23,808
Report printing expenses	14,456
Audit expenses	8,910
Trustee expenses	8,860
Insurance expenses	6,789
24f-2 expenses	2,620
Miscellaneous expenses	71,019

Total Expenses	3,040,511

Net Investment Income	7,139,786

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on:
Investments	18,140,257
Total return swap contracts	1,180,509

Net realized gain	19,320,766

Change in unrealized appreciation on:
Investments	21,828,347
Net Realized and Unrealized Gain on Investments	41,149,113

Net Increase in Net Assets Resulting from Operations	$48,288,899

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011 (Unaudited)	21

RiverNorth/DoubleLine Strategic Income Fund
Statement of Operations	For the Period December 30, 2010 (Inception) to March 31, 2011 (Unaudited)

INVESTMENT INCOME:
Dividend income	$112,082
Interest income	214,793
Other income	990

Total Investment Income	327,865

EXPENSES:
Investment Adviser fee	52,462
Offering costs	13,239
Transfer agent expenses	7,716
Audit expenses	5,397
Administration expenses	5,369
12b-1 fees - Class R Shares	3,739
Custodian expenses	3,011
Legal expenses	2,592
Compliance expenses	2,152
Report printing expenses	1,700
Registration expenses	1,372
Trustee expenses	303
Insurance expenses	234
Miscellaneous expenses	829

Total expenses before waiver/reimbursement	100,115
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(26,044)
Class R Shares	(3,880)

Total Net Expenses	70,191

Net Investment Income	257,674

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	133,960
Change in unrealized appreciation on:
Investments	494,183
Net Realized and Unrealized Gain on Investments	628,143

Net Increase in Net Assets Resulting from Operations	$885,817

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Net Increase/(Decrease) in Net Assets From:
OPERATIONS:
Net investment income	$7,139,786	$6,340,511
Net realized gain on investments and total return swap contracts	19,320,766	13,530,759
Long-term capital gain distributions from other investment companies	–	88,930
Net change in unrealized appreciation on investments	21,828,347	24,238,064
Net increase in net assets resulting from operations	48,288,899	44,198,264

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,698,525)	(12,070,126)
Net decrease in net assets from distributions to shareholders	(10,698,525)	(12,070,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	159,415,918	167,403,045
Reinvestment of distributions	10,615,314	12,016,908
Cost of shares redeemed	(89,932,769)	(94,689,064)
Redemption fees(a)	17,792	80,528
Net increase in net assets from capital share transactions	80,116,255	84,811,417

Net Increase in Net Assets	117,706,629	116,939,555

NET ASSETS:
Beginning of period	392,421,215	275,481,660
End of period (including undistributed net investment income of $3,239,521 and $6,798,260, respectively)	$510,127,844	$392,421,215

OTHER INFORMATION:
Share Transactions:
Shares sold	12,859,680	15,232,456
Shares issued in reinvestment of distributions	874,408	1,129,409
Shares redeemed	(7,401,770)	(8,668,463)
Net increase from share transactions	6,332,318	7,693,402

(a)	See Note 2 in the Notes to Financial Statements.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011 (Unaudited)	23

RiverNorth/DoubleLine Strategic Income Fund
Statement of Changes in Net Assets

For the Period December 30, 2010 (Inception) to March 31, 2011 (Unaudited)
Net Increase/(Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$257,674
Net realized gain on investments	133,960
Net change in unrealized appreciation on investments	494,183
Net increase in net assets resulting from operations	885,817

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(206,892)
Class R Shares	(63,838)
Net decrease in net assets from distributions to shareholders	(270,730)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	43,256,181
Reinvestment of distributions	202,253
Cost of shares redeemed	(824,542)
Redemption fees(a)	5,748
Net increase in net assets from capital share transactions	42,639,640

Class R Shares
Proceeds from shares sold	15,535,474
Reinvestment of distributions	63,143
Cost of shares redeemed	(208,446)
Redemption fees(a)	1,687
Net increase in net assets from capital share transactions	15,391,858

Net Increase in Net Assets	58,646,585

NET ASSETS:
Beginning of period	–
End of period (including overdistributed net investment income of $13,056, respectively)	$58,646,585

24	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Changes in Net Assets (continued)

For the Period December 30, 2010 (Inception) to March 31, 2011 (Unaudited)
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	4,271,713
Shares issued in reinvestment of distributions	19,732
Shares redeemed	(80,901)
Net increase from share transactions	4,210,544

Class R Shares
Shares sold	1,523,945
Shares issued in reinvestment of distributions	6,160
Shares redeemed	(20,381)
Net increase from share transactions	1,509,724

(a)	See Note 2 in the Notes to Financial Statements.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011 (Unaudited)	25

RiverNorth Core Opportunity Fund
Financial Highlights

Net asset value - beginning of period

Income/(Loss) from investment operations:

Net investment income(a)

Net realized and unrealized gain/(loss) on investments(a)

Total income/(loss) from investment operations

Less distributions:

From net investment income

From net realized gain on investments

Total distributions

Paid-in capital from redemption fees

Net increase/(decrease) in net asset value

Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)

Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorthfunds.com

For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2011 (Unaudited)		For the Year Ended September 30, 2010	For the Year Ended September 30, 2009		For the Year Ended September 30, 2008	For the Period December 27, 2006 (Inception) to September 30, 2007
$11.63		$10.57	$8.72		$10.74	$10.00
0.22		0.21	0.32		0.42	0.11
1.20		1.30	1.76		(2.10)	0.63

1.42		1.51	2.08		(1.68)	0.74

(0.32)		(0.45)	(0.23)		(0.23)	–
–		–	0.00	(b)	(0.12)	–

(0.32)		(0.45)	(0.23)		(0.35)	–

0.00	(b)	0.00 (b)	0.00	(b)	0.01	0.00	(b)

1.10		1.06	1.85		(2.02)	0.74

$12.73		$11.63	$10.57		$8.72	$10.74

12.35%	(d)	14.72%	25.06%		(16.08% )	7.40%	(d)

$510,128		$392,421	$275,482		$133,330	$18,748

1.45%	(f)	1.45%	1.53%		1.65%	1.95%	(f)

1.45%	(f)	1.45%	1.53%		1.59%	2.21%	(f)

3.41%	(f)	1.95%	3.80%		4.15%	1.45%	(f)

3.41%	(f)	1.95%	3.80%		4.21%	1.19%	(f)

21%	(d)	38%	215%		304%	75%	(d)

Semi-Annual Report | March 31, 2011 (Unaudited)	27

RiverNorth/DoubleLine Strategic Income Fund	Class I
Financial Highlights	For a share outstanding throughout the period presented.

	For the Period December 30, 2010 (Inception) to March 31, 2011 (Unaudited)

Net asset value - beginning of period	$10.00
Income from investment operations:
Net investment income(a)	0.09
Net realized and unrealized gain on investments(a)	0.21
Total income from investment operations	0.30

Less distributions:
From net investment income	(0.05)
Total distributions	(0.05)
Paid-in capital from redemption fees	0.00	(b)
Net increase in net asset value	0.25
Net asset value - end of period	$10.25

Total Return(c)	3.00%	(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$43,165
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.95%	(f)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.42%	(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	3.66%	(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	3.20%	(f)
Portfolio turnover rate	43%	(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth/DoubleLine Strategic Income Fund	Class R
Financial Highlights	For a share outstanding throughout the period presented.

	For the Period December 30, 2010 (Inception) to March 31, 2011 (Unaudited)

Net asset value - beginning of period	$10.00
Income from investment operations:
Net investment income(a)	0.09
Net realized and unrealized gain on investments(a)	0.20
Total income from investment operations	0.29

Less distributions:

From net investment income	(0.04)
Total distributions	(0.04)
Paid-in capital from redemption fees	0.00	(b)
Net increase in net asset value	0.25
Net asset value - end of period	$10.25

Total Return(c)	2.93%	(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$15,482
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.20%	(f)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.46%	(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	3.76%	(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	3.50%	(f)
Portfolio turnover rate	43%	(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2011 (Unaudited)	29

RiverNorth Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

1. ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of RiverNorth Funds Trust (the “Trust” or “Funds”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income, consistent with prudent investment risk over the long-term.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The Strategic Income Fund and the Core Opportunity Fund are the only series currently authorized by the Trustees. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (the “Sub-Adviser”). The investment objective of the Strategic Fund is current income and overall total return.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic and political developments in a specific country or region.

OTHER: The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s assets,

30	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. For the six months ended March 31, 2011, the Core Opportunity Fund had redemption fees of $17,792. For the period ended March 31, 2011, the Strategic Income Fund had redemption fees of $7,435.

FEDERAL INCOME TAXES: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2011, neither Fund had a liability for any unrecognized tax benefits. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

3. SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the

Semi-Annual Report | March 31, 2011 (Unaudited)	31

RiverNorth Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Trust will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

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RiverNorth Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. These securities will be classified as Level 2 securities.

Rights are generally valued by using the last sale price. In the absence of a last sale price, the rights will be fair-valued.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Semi-Annual Report | March 31, 2011 (Unaudited)	33

RiverNorth Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

The following is a summary of the inputs used at March 31, 2011 in valuing the Funds’ assets carried at fair value:

RiverNorth Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total

Closed-End Funds	$276,444,916	$–	$–	$276,444,916
Mutual Funds	23,225,241	–	–	23,225,241
Exchange Traded Funds	115,448,295	–	–	115,448,295
Holding & Investment Management Companies	4,172,545	–	–	4,172,545
Preferred Stocks	1,621,806	–	–	1,621,806
Real Estate Investment Trusts	4,524,797	–	–	4,524,797
Rights	32,783	–	–	32,783
Short-Term Investments	83,853,292	–	–	83,853,292

Total	$509,323,675	$–	$–	$509,323,675

RiverNorth/DoubleLine Strategic Income Fund

	Valuation Inputs
Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total

Closed-End Funds	$11,417,456	$–	$–	$11,417,456
Preferred Stocks	1,612,398	–	–	1,612,398
Corporate Bonds	–	6,758,364	–	6,758,364
Collateralized Mortgage Obligations	–	13,226,888	–	13,226,888
Foreign Government Agency Issues	–	90,500	–	90,500
U.S. Government Agency Obligations	–	12,203,025	–	12,203,025
U.S. Government Bonds and Notes	–	4,222,184	–	4,222,184
Rights	4,439	–	–	4,439
Short-Term Investments	10,321,754	–	–	10,321,754

Total	$23,356,047	$36,500,961	$–	$59,857,008

The Funds did not hold any investments at the beginning or end of the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

34	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

There were no significant transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

4. DERIVATIVE TRANSACTIONS

The Funds may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month or if the cumulative amount owed to either party is greater than or equal to $500,000. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Funds may use their own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Funds’ own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities. The Core Opportunity Fund has an agreement with ReFlow Fund, LLC to receive the total return of the Core Opportunity Fund, based on its daily change in NAV less USD-LIBOR plus an annualized spread of 1.95%. The agreement terminates October 27, 2011.

In accordance with GAAP, the fair value of the total return swaps can be found on the Core Opportunity Fund’s Statement of Operations under net realized gain (loss) on swap agreements. For the six months ended March 31, 2011, the net realized gain on swaps was $1,180,509. In accordance with the swap contract, the Core Opportunity Fund has the ability to adjust the notional amount on a daily basis. For the six months ended March 31, 2011, the activity of the swap positions in the Core Opportunity Fund is summarized below:

Notional Value
Beginning of the year	$19,000,000
Acquisitions	19,000,000
Settlements	(38,000,000)
End of the period	$–

There was no effect of derivative instruments on the Balance Sheet as of March 31, 2011.

Semi-Annual Report | March 31, 2011 (Unaudited)	35

RiverNorth Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

The effect of derivatives instruments on the Statement of Operations for the six months ended March 31, 2011 is as follows:

Derivatives Not Accounted for as Hedging Instruments	Location of Gain/(Loss) On Derivatives Recognized in Income	Realized Gain On Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized in Income
Equity Contracts (Total Return Swaps)	Net realized gain on: Total return swap contracts	$1,180,509	$ –
Total		$1,180,509	$ –

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Core Opportunity Fund and the Strategic Income Fund are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% and 0.75%, respectively, of the average daily net assets of the Funds. For the six months ended March 31, 2011, the Adviser earned investment advisory fees from the Core Opportunity Fund and Strategic Income Fund of $2,089,778 and $52,462, respectively. At March 31, 2011, the Funds owed the Adviser $404,940 and $29,885 for advisory services.

The Sub-Adviser is the investment sub-adviser to the Strategic Income Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board of Trustees of the Trust, provides or arranges to be provided to the Strategic Income Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Strategic Income Fund consistent with the Strategic Income Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund.

The Adviser has contractually agreed to defer the collection of the Core Opportunity Fund fees and/or reimburse expenses, but only to the extent necessary to limit net annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Core Opportunity Fund invests; and extraordinary expenses) to 1.60% of the average daily net assets of the Fund through January 31, 2012. Each deferral of fees or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations. For the six months ended March 31, 2011, there were no fee deferrals or reimbursements by the Adviser and there were no carryovers from prior years of amounts recoupable to the Adviser.

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RiverNorth Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

Effective from the Strategic Income Fund’s inception through January 31, 2012, the Adviser contractually agrees to defer management fees and/or reimburse the Strategic Income Fund for expenses it incurs, but only to the extent necessary to limit the Strategic Income Fund’s total annual operating expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses), including amortized offering costs, at 0.95% of the average daily net assets for the Class I shares and 1.20% for the Class R shares for that period.

As of December 6, 2010, the Trust retained ALPS Fund Services, Inc. (“ALPS”) to provide the Funds with fund administration and fund accounting services. For the six months ended March 31, 2011, ALPS earned fees of $83,298 for administrative services provided to the Funds. At March 31, 2011, ALPS was owed $25,281 from the Funds for administrative services. Certain officers of the Trust are members of management and/or employees of ALPS. Huntington Asset Services, Inc. (“HASI”) served as the Trusts fund administrator and fund accounting agent until December 5, 2010. For the period ended December 5, 2010, HASI earned fees of $53,561 for administrative services provided to the Trust.

The Northern Trust Company (the “Custodian”) serves as the Fund’s custodian. For the six months ended March 31, 2011, the Custodian earned fees of $26,819 from the Funds for custody services. At March 31, 2011, the Custodian was owed $11,974 by the Funds for custody services.

As of December 6, 2010, the Trust retained ALPS to act as the Fund’s transfer agent. For the six months ended March 31, 2011, ALPS earned fees of $36,479 for transfer agent services. At March 31, 2011, the Funds owed ALPS $15,268 for transfer agent services. HASI served as the Trusts transfer agent until December 5, 2010. For the period ended December 5, 2010, HASI earned fees of $15,315 for transfer agent services.

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Core Opportunity and Strategic Income Fund Class R Shares is 0.25% and 0.25%, respectively, of the average daily net assets. Under the Plan the Trust may engage in any activities related to the distribution of Fund shares. During the six months ended March 31, 2011, the Core Opportunity Fund and Strategic Income Fund Class R Shares accrued 12b-1 expenses of $522,445 and $3,739, of which $101,235 and $2,792 was unpaid, respectively.

As of December 6, 2010, ALPS Distributors, Inc. (the “Distributor”) acts as the sole distributor of the Funds. There were no payments to the Distributor by the Funds during the period ended March 31, 2011. Unified Financial Securities, Inc. (“UFS”) served as the sole distributor of the Trust until December 5, 2010. There were no payments to the UFS by the Trust during the period ended December 5, 2010.

Semi-Annual Report | March 31, 2011 (Unaudited)	37

RiverNorth Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

6. INVESTMENTS TRANSACTIONS

Investment transactions for the six months ended March 31, 2011, excluding U.S. Government Obligations and temporary short-term investments, were as follows:

	Cost of investments purchased	Proceeds from investments sold
RiverNorth Core Opportunity Fund	$125,364,128	$76,444,119
RiverNorth/DoubleLine Strategic Income Fund*	$50,341,463	$7,261,494

Investment transactions in U.S. Government Obligations for the six months ended March 31, 2011 were as follows:

	Cost of investments purchased	Proceeds from investments sold
RiverNorth/DoubleLine Strategic Income Fund*	$8,865,759	$2,931,925

*	For the period December 30, 2010 (Inception) to March 31, 2011

At March 31, 2011, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

RiverNorth Core Opportunity Fund

Net unrealized appreciation/depreciation of investments based on federal tax cost as of March 31, 2011, were as follows:

Gross appreciation on investments (excess of value over tax cost)	$86,417,066
Gross depreciation on investments (excess of tax cost over value)	(3,556,598)
Net unrealized appreciation	82,860,468

Cost of investments for income tax purposes	$426,463,207

RiverNorth/DoubleLine Strategic Income Fund

Net unrealized appreciation/depreciation of investments based on federal tax cost as of March 31, 2011, were as follows:

Gross appreciation on investments (excess of value over tax cost)	$724,079
Gross depreciation on investments (excess of tax cost over value)	(222,302)
Net unrealized appreciation	501,777

Cost of investments for income tax purposes	$59,355,231

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment

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RiverNorth Funds	Notes to Financial Statements
March 31, 2011 (Unaudited)

Company Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each fund, as of March 31, 2011, are listed below:

Fund	Shareholder Name	Percentage Interest
RiverNorth Core Opportunity Fund	National Financial Services, LLC	56.35%
RiverNorth/DoubleLine Strategic Income Fund - Class I	Charles Schwab	38.11%
RiverNorth/DoubleLine Strategic Income Fund - Class I	TD Ameritrade	26.78%
RiverNorth/DoubleLine Strategic Income Fund - Class R	Charles Schwab	50.03%
RiverNorth/DoubleLine Strategic Income Fund - Class R	TD Ameritrade	25.31%

8. DISTRIBUTIONS TO SHAREHOLDERS

On December 31, 2010, the Core Opportunity Fund paid an income distribution of $0.321183 per share or $10,698,525 to shareholders of record on December 30, 2010.

The tax character of distributions paid by the Core Opportunity Fund during the fiscal years ended September 30, 2010, and September 30, 2009, was as follows:

	2010	2009
Distributions paid from:
Ordinary income	$12,070,126	$5,838,783
Short-term capital gain	–	15,501
Long-term capital gain	–	–
	$12,070,126	$5,854,284

At September 30, 2010, the components of distributable earnings on a tax basis for the Core Opportunity Fund were as follows:

Undistributed ordinary income	$6,798,260
Capital loss carryforward	(4,891,607)
Unrealized appreciation (depreciation	61,708,887

$63,615,540

At September 30, 2010, the difference between book and tax basis unrealized appreciation (depreciation) for the Core Opportunity Fund is attributable primarily to the tax deferral of losses on wash sales in the amount of $1,814,264.

9. CAPITAL LOSS CARRYFORWARD

At September 30, 2010, the Core Opportunity Fund had available for federal tax purposes unused capital loss carryforwards of $4,891,607, which are available to offset future realized gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

Amount	Expires September 30,
$ 4,891,607	2017

Semi-Annual Report | March 31, 2011 (Unaudited)	39

RiverNorth Funds	Shareholder Meeting
March 31, 2011 (Unaudited)

A Special Meeting of Shareholders of the Core Opportunity Fund was held on October 29, 2010. At the meeting the following matters were voted on by the Shareholders. Each vote reported represents one dollar of net asset value held on the record date of the meeting. The results of the Special Meeting of Shareholders are noted below.

Proposal 1

To approve a new Management Agreement with the Adviser.

Number of Votes
Record Date Votes	Affirmative	Against	Abstain	Total
32,585,989	16,978,812	64,043	277,948	17,320,803

Percentage of Total Outstanding Votes
Affirmative	Against	Abstain	Total
52.10%	0.20%	0.85%	53.15%

Percentage of Voted Shares
Affirmative	Against	Abstain	Total
98.03%	0.37%	1.60%	100.00%

40	(888) 848-7569 | www.rivernorthfunds.com

RiverNorth Funds	Additional Information
March 31, 2011 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on February 26, 2007. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-888-848-7569.

Semi-Annual Report | March 31, 2011 (Unaudited)	41

RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

Kevin M. Hinton

James G. Kelley

John S. Oakes

Investment Adviser

RiverNorth Capital Management, LLC

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

The Northern Trust Company

Legal Counsel

Thompson Hine LLP

Independent Registered

Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report.

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report.

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE - disclosed with annual report.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only.

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not Applicable – filed with annual report.

(a)(2)

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1during the period

(b)     Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By: /s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President
Date: June 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer
Date: June 6, 2011,

By: /s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer
Date: June 6, 2011